TYPE		13F-HR
PERIOD	03/31/2009
FILER
	CIK	1386088
	CCC	#jjcke4p
SUBMISSION-CONTACT
	NAME	E.OLSEN
	PHONE	703-251-0170

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2009
Check here if Amendment [  ]; Amendment Number:


This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:
Edelman Financial Services, LLC
Address:
4000 Legato Road, 9th Floor
Fairfax VA 22033
13F File Number:
28-122214
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:
Eric Michael Olsen

Title:
Trading Department Supervisor

Phone:
703-251-0170

Signature,
Place,
and Date of Signing:
Eric Michael Olsen
Fairfax, Virginia
May 14, 2009
Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
N/A

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
10
Form 13F Information Table Value Total:
$811,474


List of Other Included Managers:
N/A


FORM 13F INFORMATION TABLE
                                                       Value        InveOtherVote
Name of Issuer                  Title of ClaCusip     x1000  Shares DiscManagAuth
ISHARES TR REALTY INDEX FD      EQUITY - ETF464287564    275    9894SOLE      NONE
ISHARES TR NAT RES INDEX FD     EQUITY - ETF464287374 117994 4995506SOLE      NONE
ISHARES TR MIDCAP 400 INDEX FD  EQUITY - ETF464287507 140030 2877139SOLE      NONE
ISHARES TR CORP BOND FD         EQUITY - ETF464287242 158778 1686974SOLE      NONE
VANGUARD TOTAL STK MKT ETF      EQUITY - ETF922908769  33884  856087SOLE      NONE
VANGUARD GROWTH ETF             EQUITY - ETF922908736 238187 6375449SOLE      NONE
POWERSHARES GLOBAL ETF TRUST    EQUITY - ETF73936T615     17    1609SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF922908553 112686 4641116SOLE      NONE
VANGUARD BD INDEX TOTAL BND     EQUITY - ETF921937835   4783   62001SOLE      NONE
VANGUARD BD INDEX SH TRM BND    EQUITY - ETF921937827   4840   61427SOLE      NONE
